Commitments And Contingent Liabilities (Schedule Of Future Minimum Lease Payments For Capital Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 5,772
2015	4,029
2016	3,363
2017	2,675
2018 and thereafter	631
Operating Leases, Future Minimum Payments Due, Total	16,470
Facilities [Member]
2014	4,654
2015	3,130
2016	2,754
2017	2,617
2018 and thereafter	631
Operating Leases, Future Minimum Payments Due, Total	13,786
Motor Vehicles [Member]
2014	1,118
2015	899
2016	609
2017	58
2018 and thereafter
Operating Leases, Future Minimum Payments Due, Total	$ 2,684